Description of principal activities and organization (Details) ¥ in Thousands			12 Months Ended
	Jun. 11, 2019	Jun. 11, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Aug. 30, 2020	Dec. 09, 2019
Variable Interest Entity [Line Items]
Ratio applied for equity awards due to separation	1
Assets and liabilities of VIE
Total assets			¥ 757,337	¥ 425,173
Total liabilities			1,043,484	404,191
Financial performance and cash flows of VIE
Revenues			635,910	579,650	¥ 421,024
Net loss			(318,356)	245,451	165,420
Net cash used in operating activities			327,544	334,039	202,519
Net cash provided by financing activities				(160,194)	(274,385)
Beijing Zhong Zhi Academy
Variable Interest Entity [Line Items]
Equity interest acquired (in percent)							44.00%
Individual shareholder of Beijing Zhong Zhi Academy | Beijing Zhong Zhi Academy
Variable Interest Entity [Line Items]
Equity interest acquired (in percent)							56.00%
Shareholder of Shouzheng, Jiatianxia Credit Management | Shouzheng
Variable Interest Entity [Line Items]
Equity interest acquired (in percent)						67.00%
VIEs
Variable Interest Entity [Line Items]
Registered capital			¥ 6,500	1,500
Exclusive option to acquire, percentage of equity interests			100.00%
Assets and liabilities of VIE
Total assets			¥ 1,957	1,113
Total liabilities			386	452
Financial performance and cash flows of VIE
Revenues				26
Net loss			(1,755)	(705)	(134)
Net cash used in operating activities			(1,362)	¥ (318)	(71)
Net cash provided by financing activities			1,910		¥ 1,500
Zhong Zhi Hong Yuan
Variable Interest Entity [Line Items]
Registered capital		¥ 1,500
VIE assets pledged or collateralized			¥ 0
Equity Pledge Agreement
Variable Interest Entity [Line Items]
Term of agreement		10 years
Exclusive Technical Consultancy and Services Agreement
Variable Interest Entity [Line Items]
Term of agreement		10 years
Number of days for advance notice required for termination of agreement		30 days
Operating Agreement
Variable Interest Entity [Line Items]
Term of agreement		10 years
Number of days for advance notice required for termination of agreement		30 days
Exclusive Call Option Agreement
Variable Interest Entity [Line Items]
Term of agreement		10 years
Maximum material contract allowed VIE to enter without prior consent of primary beneficiary		¥ 100,000
Loan Agreement
Variable Interest Entity [Line Items]
Term of agreement		10 years
Aggregate amount of loans to equity holders		¥ 1,500